Note 3 - Basis of Presentation (Details Textual) - Subsequent Event [Member]	Nov. 07, 2017
Reduction of Shares Authorized, Percent	50.00%
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	10